Marketable securities and investment in associate (Disclosure of marketable securities) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Marketable Securities [Line Items]
Fair value, Beginning Balance	$ 1,785,510	$ 1,819,800
Fair value, Ending Balance	1,755,000	1,785,510	$ 1,819,800
Marketable Securities [Member]
Disclosure Of Marketable Securities [Line Items]
Fair value, Beginning Balance	1,785,510	1,819,800	454,219
Acquired	0	0	1,819,800
Transferred to investment in associate			(855,000)
Disposed	0	0
FX and Fair Value Adjustment	(30,510)	(34,290)	400,781
Fair value, Ending Balance	1,755,000	1,785,510	1,819,800
Marketable Securities [Member] | Captiva Verde Wellness Corp [Member]
Disclosure Of Marketable Securities [Line Items]
Fair value, Beginning Balance		0	454,219
Acquired			0
Transferred to investment in associate			(855,000)
FX and Fair Value Adjustment			400,781
Fair value, Ending Balance			0
Marketable Securities [Member] | Green Matters Technologies Inc [Member]
Disclosure Of Marketable Securities [Line Items]
Fair value, Beginning Balance	1,785,510	1,819,800	0
Acquired	0	0	1,819,800
Transferred to investment in associate			0
Disposed	0	0
FX and Fair Value Adjustment	(30,510)	(34,290)	0
Fair value, Ending Balance	$ 1,755,000	$ 1,785,510	$ 1,819,800